Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Kingsbarn Tactical Bond ETF | Kingsbarn Tactical Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.31%	1.96%	9.95%	(12.04%)